Financial instruments (Details 9) - Braskem Idesa [Member] R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
IfrsStatementLineItems [Line Items]
Beginning balance	R$ (1,561,319)
Exchange variation recorded in the period / IR	489,774
Exchange variation transferred to profit or loss / IR	296,802
Ending balance	(774,743)
Exchange variation member
IfrsStatementLineItems [Line Items]
Beginning balance	(2,231,511)
Exchange variation recorded in the period / IR	699,677
Exchange variation transferred to profit or loss / IR	424,003
Ending balance	(1,107,831)
I r and c s l member
IfrsStatementLineItems [Line Items]
Beginning balance	670,192
Exchange variation recorded in the period / IR	(209,903)
Exchange variation transferred to profit or loss / IR	(127,201)
Ending balance	R$ 333,088